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Allmerica

      FINANCIAL SERVICES _________________________________________________

   [GRAPHIC]

 .  Underlying Funds
   available with
   The Fulcrum Fund/SM/
   Variable Annuity

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                         [LOGO] ALLMERICA FINANCIAL(R)

                              Semi-Annual Report

                                 JUNE 30, 2001
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General Information

Officers of First Allmerica Financial Life Insurance
Company (FAFLIC) and Allmerica Financial Life
Insurance and Annuity Company (AFLIAC)

John F. O'Brien, President, CEO (FAFLIC) and
    Chairman of the Board (AFLIAC)
Richard M. Reilly, President and CEO (AFLIAC)
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and
    Chief Investment Officer
Mark C. McGivney, Treasurer
Charles F. Cronin, Secretary and Counsel (FAFLIC)

Fulcrum Trust Portfolio Managers
Analytic Investors, Inc.
700 Flower Street, Suite 2400, Los Angeles, CA 90017
     The Growth Portfolio

Bee & Associates, a division of Denver Investment Advisors LLC
1225 17th Street, Suite 2600, Denver, CO 80202
     The International Growth Portfolio

GAMCO Investors, Inc.
One Corporate Center, Rye, NY 10570-1434
     The Value Portfolio
     The Global Interactive/Telecomm Portfolio

Investment Advisers
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
     AIM V.I. Value Fund

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

     Investment Sub-Adviser
     Allmerica Asset Management, Inc.
     440 Lincoln Street, Worcester, MA 01653
       Money Market Fund
       Select Investment Grade Income Fund

Delaware International Advisers Ltd.
1818 Market Street, Philadelphia, PA 19103
     Delaware Group Premium Fund, Inc. Balanced Series
     Delaware Group Premium Fund, Inc. Small Cap Value Series

Lazard Freres & Company LLC
30 Rockefeller Plaza, New York, NY 10020
     Lazard Retirement International Equity Portfolio

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
     MFS Emerging Growth Series
     MFS Investors Trust Series

Oppenheimer Funds, Inc.
Two World Trade Center, 34th Floor, New York, NY 10048
     Oppenheimer Aggressive Growth Fund
     Oppenheimer Main Street Growth & Income Fund

PBHG Funds
1400 Liberty Ridge Drive, Wayne, PA 19087
     PBHG Select 20 Portfolio

                                       1
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Product Performance Summary

The Fulcrum Fund(SM) Variable Annuity (FAFLIC)
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for The Fulcrum Fund(SM) Variable Annuity sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.


                                                                      Without Surrender                           With Surrender
                                                                Charge and Contract Fee                  Charge and Contract Fee
                                            Sub-                                  Since                                    Since
                                         Account                              Inception                                Inception
                                       Inception        1       5    Life of    of Sub-         1        5    Life of    of Sub-
Sub-Accounts                                Date     Year   Years  Portfolio    Account      Year    Years  Portfolio    Account
---------------------------------------------------------------------------------------------------------------------------------
The Fulcrum Trust
The Global Interactive/
Telecomm Portfolio                       9/30/97  -22.15%  15.39%     13.42%     13.24%   -27.67%   14.48%     12.54%     11.76%
The International Growth Portfolio       10/3/97  -24.39%   7.50%      0.74%     -1.52%   -29.08%    6.85%      0.14%     -2.71%
The Growth Portfolio                     9/30/97  -12.11%   4.28%      2.67%     -3.95%   -17.83%    3.25%      1.76%     -5.58%
The Value Portfolio                      9/30/97   14.48%  15.32%     15.67%     12.51%     6.98%   14.36%     14.82%     10.89%

Allmerica Investment Trust
AIT Money Market Fund                    10/3/97    4.47%   4.07%      3.49%      4.13%    -1.80%    3.49%      3.41%      3.11%
AIT Select Investment Grade
Income Fund                              10/3/97    8.77%   3.28%      1.79%      3.03%     2.17%    2.60%      1.29%      1.93%

AIM Variable Insurance Funds
AIM V.I. Value Fund                       5/5/93  -20.70%  11.62%     13.69%      9.92%   -25.44%   11.22%     13.68%      8.40%

Delaware Group Premium Fund
DGPF Balanced Series                      9/1/98   -6.20%   5.58%      8.04%     -1.01%   -11.80%    5.09%      7.74%     -2.54
DGPF Small Cap Value Series               9/1/98   26.61%  10.67%     10.89%     13.27%    19.60%   10.26%     10.89%     11.84%

Lazard Asset Management
Lazard Retirement International
Equity Portfolio                          9/1/98  -19.72%     N/A      0.95%      0.95%   -24.51%      N/A     -0.59%     -0.59%

MFS Variable Insurance Trust
MFS Emerging Growth Series                9/1/98  -37.70%  11.08%     14.67%     12.58%   -41.16%   10.64%     14.47%     11.06%
MFS Investors Trust Series*               9/1/98  -12.20%   9.63%     11.42%      3.82%   -17.45%    9.21%     11.20%      2.22%

Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund        9/1/98  -47.32%   6.93%     13.78%     14.91%   -50.59%    6.43%     13.77%     13.47%
Oppenheimer Main Street Growth &
Income Fund                               9/1/98  -15.62%   8.51%     14.13%      7.40%   -20.66%    8.06%     13.95%      5.81%

PBHG Insurance Series Fund
PBHG Select 20 Portfolio                 11/2/98  -50.40%     N/A     15.52%     12.08%   -53.39%      N/A     14.79%     10.48%


Performance returns given above are for the The Fulcrum Fund Variable Annuity sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the portfolios listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining sales charge. The maximum contingent deferred sales charge is 7.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Formerly MFS Growth with Income Series. This represents a name change only.

                                       2
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Product Performance Summary

The Fulcrum Fund(SM) Variable Annuity (AFLIAC)
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for The Fulcrum Fund(SM) Variable Annuity sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                      Without Surrender                           With Surrender
                                                                Charge and Contract Fee                  Charge and Contract Fee
                                            Sub-                                  Since                                    Since
                                         Account                              Inception                                Inception
                                       Inception        1       5    Life of    of Sub-         1        5    Life of    of Sub-
Sub-Accounts                                Date     Year   Years  Portfolio    Account      Year    Years  Portfolio    Account
---------------------------------------------------------------------------------------------------------------------------------
The Fulcrum Trust
The Global Interactive/
Telecomm Portfolio                       3/13/97  -22.15%  15.39%     13.42%     15.65%   -27.23%   14.75%     12.85%     14.84%
The International Growth Portfolio       3/13/97  -24.39%   7.50%      0.75%     -0.66%   -29.14%    6.70%     -0.06%     -1.72%
The Growth Portfolio                     3/13/97  -12.11%   4.28%      2.67%      1.06%   -17.77%    3.25%      1.77%     -0.15%
The Value Portfolio                      3/13/97   14.48%  15.32%     15.67%     15.30%     7.29%   14.49%     14.97%     14.32%

Allmerica Investment Trust
AIT Money Market Fund                    3/13/97    4.47%   4.06%      3.48%      4.10%    -1.82%    3.48%      3.43%      3.40%
AIT Select Investment Grade
Income Fund                              3/13/97    8.77%   3.29%      1.79%      3.34%     2.17%    2.53%      1.23%      2.51%

AIM Variable Insurance Funds
AIM V.I. Value Fund                       9/1/98  -20.69%  11.57%     13.66%      9.85%   -25.66%   11.12%     13.63%      8.20%

Delaware Group Premium Fund
DGPF Balanced Series                      9/1/98   -6.19%   5.60%      8.05%     -0.98%   -11.87%    5.08%      8.04%     -2.56%
DGPF Small Cap Value Series               9/1/98   26.76%  10.68%     10.90%     13.30%    19.72%   10.27%     10.90%     11.85%

Lazard Asset Management
Lazard Retirement International
Equity Portfolio                          9/1/98  -19.77%     N/A      0.88%      0.88%   -24.60%      N/A     -0.70%     -0.70%

MFS Variable Insurance Trust
MFS Emerging Growth Series                9/1/98  -37.70%  11.07%     14.66%     12.56%   -41.56%   10.01%     13.61%     11.04%
MFS Investors Trust Series*               9/1/98  -12.19%   9.58%     11.38%      3.73%   -17.44%    8.64%     10.30%      2.13%

Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund        9/1/98  -47.32%   7.02%     13.83%     15.08%   -50.54%    6.53%     13.82%     13.65%
Oppenheimer Main Street Growth &
Income Fund                               9/1/98  -15.61%   8.49%     14.11%      7.36%   -20.76%    8.01%     13.92%      5.71%

PBHG Insurance Series Fund
PBHG Select 20 Portfolio                 11/2/98  -50.37%     N/A     15.57%     12.15%   -53.56%      N/A     14.78%     10.45%

Performance returns given above are for the The Fulcrum Fund Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the portfolios listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining sales charge. The maximum contingent deferred sales charge is 7.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Formerly MFS Growth with Income Series. This represents a name change only.


                                       3
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                            Intentionally Left Blank
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To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-917-1909.

         The Fulcrum Fund(SM) Variable Annuity is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial
            Life Insurance Company in NY) and offered by Allmerica
                     Investments, Inc., member NASD/SIPC.


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                         [LOGO] ALLMERICA FINANCIAL(R)

                       THE ALLMERICA FINANCIAL COMPANIES

    First Allmerica Financial Life Insurance Company o Allmerica Financial Life Insurance and Annuity Company (all states except NY) Allmerica Trust
      Company, N.A. o Allmerica Investments, Inc. o Allmerica Investment
       Management Company, Inc. o Financial Profiles, Inc. The Hanover
        Insurance Company o AMGRO, Inc. o Allmerica Financial Alliance
   Insurance Company o Allmerica Asset Management, Inc. Allmerica Financial
          Benefit Insurance Company o Citizens Insurance Company of
                      America o Citizens Management Inc.

              440 Lincoln Street, Worcester, Massachusetts 01653

         [LOGO] ALLMERICA FINANCIAL(R)
                                                         ---------------------
                  ATTN: S130                                    PRSRT STD
440 Lincoln Street, Worcester, Massachusetts 01653          U.S. POSTAGEPAID
                                                              LANCASTER PA
          Change Service Requested                           PERMIT NO. 310
                                                         ---------------------

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Semi-Annual Reports dated June 30, 2001, of certain underlying funds are incorporated herein by reference as the reports sent to contractowners of the Allmerica Life Insurance and Annuity Company, Fulcrum Separate Account (File No. 811-7799) and First Allmerica Financial Life Insurance and Annuity Company, Fulcrum Separate Account, (File No. 811-7947), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on September 5, 2001. Accession number 0000927016-01-502796.

Incorporated by reference herein are certain series of Fulcrum Trust filed on Form N-30D on September 5, 2001. Accession number 0000927016-01-502797.